Income Taxes - Schedule of Income Taxes Paid, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Israel	$ 0	$ 0	$ 0
Total provision for income taxes	210	41	0
United States
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign:	207	28	0
Japan
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign:	3	13	0
China
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign:	$ 0	$ 0	$ 0